Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2022
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 14 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of December 31, 2022, 2021 and 2020 consisted of the following:

	2022	2021	2020
Employee compensation and benefits	$141,600	$99,797	$106,623
Travel and promotion	36,768	45,083	47,199
Transportation	181,556	78,281	47,886
Insurance	-	2,813	2,561
Consulting fee	6,917	6,203	-
Inspection and certification fees	196,732	77,352	108,062
Entertainment	140,292	166,295	-
Office and miscellaneous	16,255	30,481	12,978
Total	$720,120	$506,305	$325,309